UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	John R. Sagan
DTF Tax-Free Income Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1 –	Schedule of Investments

DTF TAX FREE INCOME INC.

Portfolio of Investments

January 31, 2007 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	145.0%
		Alabama	6.0%
		DCH Health Care Auth. Rev.
$1,000		5.125%, 6/1/36		$1,046,370
		Jefferson Cnty. Swr. Rev.
		Capital Impvt.
3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		3,102,510
2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		2,166,759
1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Prerefunded 2/1/09 @ $101		1,961,883

				8,277,522

		Arizona	1.1%
		Chandler Ariz Indl. Dev. Auth. Rev.
1,500		4.375%, 12/1/35		1,517,610

		California	20.4%
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,203,680
2,000		6.25%, 9/1/14, A.M.B.A.C.		2,259,660
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,088,060
		Los Angeles Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, F.S.A.		1,049,290
1,000		5.375%, 7/1/21, Ser. A-A-2, M.B.I.A.		1,062,620
		Metro Wtr. Dist. Southern California
		Waterworks Rev.,
1,500		5.00%, 10/1/29, Ser. B-3, M.B.I.A.		1,578,885
		Pomona Sngl. Fam. Mtge. Rev.,
1,545	(b)	7.375%, 8/1/10, Ser. B, GNMA Collateral
		Escrowed to maturity		1,630,083
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A, GNMA Collateral
		Escrowed to maturity		3,402,200
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,031,350
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		579,654

				27,885,482

		Connecticut	3.4%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		1,044,650
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		3,590,090

				4,634,740

		District of Columbia	1.1%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, F.G.I.C.		1,558,455

Principal Amount (000)		Description (a)		Value
		Florida	12.4%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
$1,005		5.00%, 4/1/34		$1,034,125
		Dade Cnty. Wtr. & Swr. Sys. Rev.,
3,000		5.25%, 10/1/26, F.G.I.C.		3,052,080
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,170		5.125%, 10/1/19		1,191,271
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,384,413
		Hillsborough Cnty. Indl. Dev. Auth. Rev.,
2,000		5.00%, 10/1/36		2,049,180
		Miami-Dade Cnty. Stormwater Util. Rev.,
2,000		5.00%, 4/1/27, M.B.I.A.		2,106,700
		St. Petersburg Public Util. Rev.,
5,000	(b)	5.00%, 10/1/28, Ser. A, F.S.A.
		Prerefunded 10/1/09 @ $101		5,206,100

				17,023,869

		Georgia	16.4%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
2,385		5.00%, 11/1/29, F.G.I.C.		2,436,277
2,615	(b)	5.00%, 11/1/29, F.G.I.C.
		Prerefunded 5/1/09 @ $101		2,692,796
715		5.00%, 11/1/38, F.G.I.C.		729,193
785	(b)	5.00%, 11/1/38, F.G.I.C.
		Prerefunded 5/1/09 @ $101		808,354
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Prerefunded 10/1/09 @ $101		4,164,880
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,221,900
		Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
145	(b)	6.40%, 1/1/13, A.M.B.A.C.
		Escrowed to maturity		160,837
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,690,930
30	(b)	6.40%, 1/1/13, A.M.B.A.C.
		Prerefunded 1/1/11 @ $100		32,852
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,571,235

				22,509,254

		Hawaii	1.5%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		2,029,400

		Idaho	0.7%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
535		6.65%, 7/1/14, Ser. B		547,123
373		6.60%, 7/1/27, Ser. B, F.H.A.		381,292

				928,415

		Illinois	4.2%
		Chicago Gen. Oblig.,
4,000		6.25%, 1/1/11, A.M.B.A.C.		4,256,720
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, F.H.A.		495,575
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,047,250

				5,799,545

		Indiana	5.7%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		5,549,850
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A, M.B.I.A.
		Prerefunded 7/1/12 @ $100		2,246,685

				7,796,535

Principal Amount (000)		Description (a)		Value
		Iowa	0.7%
		Des Moines Wtr. Rev.,
$1,000		4.375%, 12/1/26, M.B.I.A.		$994,040

		Kentucky	2.3%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,039,460
		Louisville & Jefferson Cnty. Metro. Govt.
		Health Sys. Rev.,
1,000		5.25%, 10/1/36		1,048,770

				3,088,230

		Massachusetts	6.2%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,043,100
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,548,090
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,401,158
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,517,500

				8,509,848

		Michigan	3.1%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24, F.G.I.C.
		Prerefunded 7/1/11 @ $100		2,137,820
2,000		5.00%, 7/1/30, F.G.I.C.		2,056,520

				4,194,340

		Nebraska	4.1%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
2,500	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,685,250
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,867,475

				5,552,725

		Nevada	3.3%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, M.B.I.A.		1,461,754
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C.		3,121,290

				4,583,044

		New Jersey	3.2%
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,205,820
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,226,620

				4,432,440

Principal Amount (000)		Description (a)		Value
		New York	8.1%
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
		5.25%, 12/1/26, Ser. A, M.B.I.A.
$4,000	(b)	Prerefunded 6/1/08 @ $101		$4,123,640
800		5.00%, 12/1/35, Ser. B		838,872
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.		1,060,780
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		5,135,400

				11,158,692

		Ohio	3.5%
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,027,710
		Ohio St. Air Quality Dev. Auth. Rev.,
1,000		4.80%, 9/1/36, Ser. A, F.G.I.C.		1,007,910
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,812,801

				4,848,421

		Pennsylvania	2.3%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		2,087,100
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		1,014,730

				3,101,830

		Puerto Rico	0.8%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C.		1,057,020

		South Carolina	1.2%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28, F.G.I.C.
		Prerefunded 6/1/14 @ $100		1,605,270

		Tennessee	1.2%
		Tennessee Energy Acquisition Corp. Rev.,
1,500		5.25%, 9/1/20, Ser. A		1,651,905

		Texas	19.7%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		1,010,780
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, M.B.I.A.		2,556,950
		Brazos River Auth. Wtr. Rev.,
500		4.30%, 2/15/23, M.B.I.A.		491,345
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,077,960
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,670,676
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,816,370
		Harris Cnty. Toll Road Senior Lien Rev.,
1,000		4.50%, 8/15/36, Ser. A, M.B.I.A.		987,100
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.
		Prerefunded 12/1/10 @ $100		1,575,735
3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.
		Prerefunded 12/1/09 @ $100		3,617,355
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, F.S.A.		2,052,600
		San Antonio Elec. & Gas Rev.,
4,000		5.00%, 2/1/18, Ser. A		4,109,760
		San Marcos Cons. Indept. Sch. Dist., Gen. Oblig.,
2,000		4.375%, 8/1/24, P.S.F.		1,979,500
		University North Texas Rev.,
1,000		4.50%, 4/15/25, F.G.I.C.		999,940

				26,946,071

Principal Amount (000)	Description (a)		Value
	Virginia	4.1%
	Henrico Cnty. Wtr. & Swr. Rev.,
$3,985	5.00%, 5/1/28		$4,109,212
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24		1,498,185

			5,607,397

	Washington	4.0%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, M.B.I.A.		515,425
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, F.G.I.C.		2,586,800
	Washington St. Pub. Pwr. Supply,
	Nuclear Proj. No. 2 Rev.,
2,400	6.00%, 7/1/07, Ser. A		2,422,680

			5,524,905

	West Virginia	1.1%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A		1,525,710

	Wyoming	3.2%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20		4,413,760

	Total long-term investments
	(cost $182,844,553)		198,756,475

Shares	SHORT-TERM INVESTMENT	0.7%
	Goldman Sachs Tax Exempt
	Money Market Fund
904,856	(cost $904,856)		$904,856

	Total Investments	145.7%
	(cost $183,749,409)		199,661,331

	Other assets in excess of liabilities —	1.7%	2,404,772

	Liquidation Value of Remarketed Preferred Stock —	(47.4)%	(65,000,000)

	Net Assets Applicable to Common Stock —	100.0%	$137,066,103

	Net asset value per share of common stock ($137,066,103 / 8,507,456)		$16.11

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A.- Financial Security Assurance Inc.

M.B.I.A. - MBIA Insurance Corporation.

P.S.F. - Texas Permanent School Fund.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $3,590,090 or 2.6% of net assets applicable to common stock.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2007 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$183,220,738	$16,528,214	$87,621	$16,440,593

Item 2 –	Controls and Procedures

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the first fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder Treasurer and Principal Financial Officer

Date	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain President and Chief Executive Officer

Date	March 28, 2007

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder Treasurer and Principal Financial Officer

Date	March 28, 2007